Events After the End of the Reporting Period - Additional Information (Details) $ in Thousands, ¥ in Millions	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Mar. 19, 2025 USD ($)	Mar. 19, 2025 CNY (¥)
Disclosure of non-adjusting events after reporting period [line items]
Liabilities to credit institutions balance	$ 517,765	$ 523,049
Working Capital Credit Facility | CMB Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Liabilities to credit institutions balance			$ 4,200	¥ 30.0